Summary of Significant Accounting Policies - Schedule of Disaggregation of Our Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregation of Our Revenue [Line Items]
Total	$ 15,864,773	$ 19,433,945	$ 14,151,516
Medical training and education services [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Total	7,704,812	6,385,735	6,604,487
Patient management services in patient-aid projects [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Total	5,910,370	3,998,455	6,288,602
Sales of patented drugs [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Total	2,151,809	9,027,211	1,216,096
Other revenues [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Total	$ 97,782	$ 22,544	$ 42,331